Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 191,272,957
Deferred Tax Assets	62,179,345
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	39,475
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	5,873,700
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	14,754,018
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	24,624,804
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	1,502,489
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	144,478,471
Charged to Income | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	9,869
Charged to Income | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	2,053,891
Charged to Income | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	5,096,030
Charged to Income | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	8,353,104
Charged to Income | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	379,335
Charged to Income | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 46,287,116